Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Preparation [Abstract]
Explanation of initial application of IFRS 16

The impacts on the Company’s consolidated statements of financial position on the date of initial application (January 1, 2019) of IFRS 16 are as follows:

		Carrying amount under IAS 17	Adjustment	Carrying amount under IFRS 16
		In millions of won
Assets
Current assets
Cash and cash equivalents	￦	1,358,345	—	1,358,345
Current financial assets, net		2,359,895	—	2,359,895
Trade and other receivables, net		7,793,592	—	7,793,592
Inventories, net		7,188,253	—	7,188,253
Income tax refund receivables		143,214	—	143,214
Current non-financial assets		878,888	(3,021)	875,867
Assets held-for-sale		22,881	—	22,881

Total current assets		19,745,068	(3,021)	19,742,047

Non-current assets
Non-current financial assets, net		2,113,613	—	2,113,613
Non-current trade and other receivables, net		1,819,845	(10)	1,819,835
Property, plant and equipment, net		152,743,194	4,947,947	157,691,141
Investment properties, net		159,559	—	159,559
Goodwill		2,582	—	2,582
Intangible assets other than goodwill, net		1,225,942	—	1,225,942
Investments in associates		4,064,820	—	4,064,820
Investments in joint ventures		1,813,525	—	1,813,525
Deferred tax assets		1,233,761	—	1,233,761
Non-current non-financial assets		327,152	(1,332)	325,820

Total non-current assets		165,503,993	4,946,605	170,450,598

Total Assets	￦	185,249,061	4,943,584	190,192,645

		Carrying amount under IAS 17	Adjustment	Carrying amount under IFRS 16
		In millions of won
Liabilities
Current liabilities
Trade and other payables, net	￦	6,405,395	510,304	6,915,699
Current financial liabilities, net		7,981,879	—	7,981,879
Income tax payables		285,420	—	285,420
Current non-financial liabilities		5,574,041	—	5,574,041
Current provisions		1,594,798	—	1,594,798

Total current liabilities		21,841,533	510,304	22,351,837

Non-current liabilities
Non-current trade and other payables, net		2,941,696	4,433,280	7,374,976
Non-current financial liabilities, net		53,364,911	—	53,364,911
Non-current non-financial liabilities		8,160,033	—	8,160,033
Employee benefits liabilities, net		1,645,069	—	1,645,069
Deferred tax liabilities		9,617,309	—	9,617,309
Non-current provisions		16,585,748	—	16,585,748

Total non-current liabilities		92,314,766	4,433,280	96,748,046

Total Liabilities(*)	￦	114,156,299	4,943,584	119,099,883

Equity
Contributed capital	￦	4,053,578	—	4,053,578
Retained earnings		51,519,119	—	51,519,119
Other components of equity		14,171,228	—	14,171,228

Equity attributable to owners of the controlling company		69,743,925	—	69,743,925
Non-controlling interests		1,348,837	—	1,348,837

Total Equity	￦	71,092,762	—	71,092,762

Total Liabilities and Equity	￦	185,249,061	4,943,584	190,192,645

(*) The adjustment from the total liabilities amounting to ￦4,943,584 is a present value of operating lease payment as of December 31, 2018, discounted by the weighted average interest rate of the lessee’s incremental borrowing rates as of January 1, 2019, and deducted by the present value of short-term leases and low-value asset leases payments.